INTANGIBLE ASSETS, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset consisted of the following at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Software	$15,514	$12,516
Less: Accumulated amortization	(10,370)	(8,599)
Intangible asset, net	$5,144	$3,917

Intangible asset consisted of the following at December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Software	$12,516	$8,564
Less: Accumulated amortization	(8,599)	(7,295)
Intangible asset, net	$3,917	$1,269